Compensation of key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party [Abstract]
Salaries and employee benefits	$ 3,392	$ 4,205
Share-based compensation	1,838	2,146
Termination benefits	732	2,899
Total compensation earned by key management	$ 5,962	$ 9,250